SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per common Share (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Denominator For Calculation Of Earnings Per Share [Abstract]
Net income (loss)	$ 1,010,040	$ (1,738,750)	$ (20,000)	$ (5,038,764)
Class A Common Stock Subject to Redemption
Denominator For Calculation Of Earnings Per Share [Abstract]
Net earnings attributable to Common Stock subject to possible redemption	$ 706,302	$ (800,528)	$ 0	$ (3,608,162)
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption			0	24,300,287
Basic and diluted net earnings per share, Class A Common Stock subject to possible redemption	$ 0.03	$ 0.13	$ 0	$ (0.15)
Basic weighted average shares outstanding	24,300,287	6,158,956
Diluted net loss per share	$ 0.03	$ (0.13)
Non-Redeemable Class A and Class B Common Stock
Denominator For Calculation Of Earnings Per Share [Abstract]
Net income (loss)	$ 303,738	$ (938,222)	$ (20,000)	$ (1,430,602)
Net earnings attributable to Common Stock subject to possible redemption	$ 303,738	$ (938,222)	$ (20,000)	$ (1,430,602)
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption			6,375,000	9,590,182
Basic and diluted net earnings per share, Class A Common Stock subject to possible redemption	$ 0.03	$ (0.13)	$ 0	$ (0.15)
Basic weighted average shares outstanding	10,450,072	7,218,327
Diluted net loss per share	$ 0.03	$ (0.13)